Pension, Savings, And Other Employee Benefits (Schedule Of Balances Reflected In Accumulated Other Comprehensive Income On a Pre-tax Basis)(Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)			$ (10,678,000)
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)	$ 248,000	$ 581,000
Net actuarial (gain)/loss	363,457,000	354,264,000
Total	363,705,000	354,845,000
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)	265,000	(8,577,000)
Net actuarial (gain)/loss	(10,918,000)	(10,664,000)
Total	$ (10,653,000)	$ (19,241,000)